Note 8 - Restructuring and Other Non-recurring Costs (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Feb. 02, 2021	Jun. 30, 2021
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 0.6	$ 0.6